Shareholder Fees	Jan. 27, 2026 USD ($)
Oakmark Fund | Oakmark Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Oakmark Select Fund | Oakmark Select Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Oakmark Global Fund | Oakmark Global Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Oakmark Global Select Fund | Oakmark Global Select Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Oakmark International Fund | Oakmark International Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Oakmark Bond Fund | Oakmark Bond Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0